CHANGE IN ACCOUNTING POLICIES - Reconciliation of Consolidated Statement of Financial Position, Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of voluntary change in accounting policy [line items]
Marketable securities pledged to creditors			$ 0
Trade accounts receivable, net		$ 0	0
Other receivables		0	0
Vessels	$ (3,650,652)	(3,467,300)	(3,300,456)
Vessels and equipment under finance leases, net		0	0
Right-of-use assets under operating leases		0	0
Current portion of obligations under finance leases		0	0
Current portion of obligations under operating leases		0	0
Obligations under finance leases		0	0
Obligations under operating leases		0	0
Trade payables		0	0
Accrued expenses		0	0
Other current liabilities		0	0
Long-term portion of debt	(2,112,460)	(2,126,910)	(1,908,924)
Other non-current payables	2,053	992	3,739
Accumulated other reserves	$ 454	228	200
Increase (decrease) due to voluntary changes in accounting policy | Effect of transition to IFRS
Disclosure of voluntary change in accounting policy [line items]
Marketable securities pledged to creditors			5,835
Trade accounts receivable, net		63,423	40,974
Other receivables		10,109	22,950
Vessels		10,501	6,688
Carrying amount of unamortized dry docking costs			26,200
Vessel initial cost			32,900
Vessels and equipment under finance leases, net		44,880	53,518
Right-of-use assets under operating leases		3,914	8,426
Current portion of obligations under finance leases		7,601	7,810
Current portion of obligations under operating leases		1,122	4,548
Obligations under finance leases		40,865	48,467
Obligations under operating leases		3,114	4,177
Trade payables		2,327	7,860
Accrued expenses		42,836	42,529
Other current liabilities		7,580	12,418
Long-term portion of debt		0	60,000
Short-term debt and current portion of long-term debt, nominal			60,000
Other non-current payables		0	0
Short-term debt and current portion of long-term debt, accrued interest expense		9,400	7,800
Accumulated other reserves		0	0
Capitalization of dry docking costs		11,400
Accumulated depreciation expense on capitalized dry docking costs		13,300
Accumulated write-off of capitalized dry docking costs		1,800
Previously stated | U.S. GAAP
Disclosure of voluntary change in accounting policy [line items]
Marketable securities pledged to creditors			(5,835)
Trade accounts receivable, net		(63,423)	(40,974)
Other receivables		(10,109)	(22,950)
Vessels		(3,477,801)	(3,307,144)
Vessels and equipment under finance leases, net		(44,880)	(53,518)
Right-of-use assets under operating leases		(3,914)	(8,426)
Current portion of obligations under finance leases		(7,601)	(7,810)
Current portion of obligations under operating leases		(1,122)	(4,548)
Obligations under finance leases		(40,865)	(48,467)
Obligations under operating leases		(3,114)	(4,177)
Trade payables		(2,327)	(7,860)
Accrued expenses		(42,836)	(42,529)
Other current liabilities		(7,580)	(12,418)
Long-term portion of debt		(2,126,910)	(1,968,924)
Other non-current payables		992	3,739
Accumulated other reserves		$ 228	$ 200